Performance Graph - Unaudited	12 Months Ended
Dec. 31, 2017
Performance Graph [Abstract]
Cumulative Total Shareholder Return [Text Block]
PERFORMANCE GRAPH (UNAUDITED)
The following graph presents the cumulative total shareholder return for the five years ending December 31, 2017 for our common stock, as compared to the Standard & Poor's 500 Stock Index and to the Dow Jones 30 Industrial Average. Our common stock price is a component of both indices. These figures assume that all dividends paid over the five-year period were reinvested, and that the starting value of each index and the investment in common stock was $100.00 on December 31, 2012.
COMPARISON OF CUMULATIVE FIVE YEAR TOTAL RETURN

	December
	2012	2013	2014	2015	2016	2017
United Technologies Corporation	$100.00	$141.87	$146.39	$125.30	$146.66	$174.62
S&P 500 Index	$100.00	$132.39	$150.51	$152.59	$170.84	$208.14
Dow Jones Industrial Average	$100.00	$129.65	$142.67	$142.98	$166.56	$213.38